LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JULY 7, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE SPECIAL INVESTMENT TRUST,

EACH DATED MARCH 1, 2014

The following announces the reclassification of the fund’s Class R1 shares as Class A2 shares and provides information about the fees and expenses and purchase, redemption and exchange of Class A2 shares.

Effective August 1, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus, Prospectus and Statement of Additional Information listed below.

Class R1 shares of the fund are reclassified as Class A2 shares of the fund. The fund will offer Class A2 shares to clients of financial intermediaries with a direct transfer agent relationship with the fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class A2 shares is LBRTX.

The following text is added to the table in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.70
Distribution and/or service (12b-1) fees	0.25
Other expenses[2]	0.34
Total annual fund operating expenses	1.29

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

The following text is added to the table in the section titled “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	699	960	1,241	2,042